UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
June 30, 2013

(Unaudited)

Shares/ Principal Amount		Value
Common Stocks - 97.4%(a)
CONSUMER DISCRETIONARY
	Apparel Retail - 7.0%
385,600	Express Inc.*	$8,086,032
515,600	Foot Locker Inc.	18,113,028
549,626	Stage Stores Inc.	12,916,211
426,084	Urban Outfitters Inc.*	17,137,098
	Apparel, Accessories & Luxury Goods - 3.0%
107,950	Iconix Brand Group Inc.*	3,174,810
110,100	VF Corp.	21,255,906
	Automotive Retail - 0.8%
162,908	Asbury Automotive Group Inc.*	6,532,611
	General Merchandise Stores - 1.7%
268,000	Dollar Tree Inc.*	13,625,120
	Home Improvement Retail - 0.8%
210,731	The Tile Shop Holdings Inc.*	6,102,770
	Homebuilding - 2.3%
523,900	Lennar Corp.	18,881,356
	Housewares & Specialties - 2.5%
471,600	Jarden Corp.*	20,632,500
	Internet Retail - 3.7%
35,770	The Priceline Group*	29,586,440
	Motorcycle Manufacturers - 1.3%
184,900	Harley-Davidson Inc.	10,136,218
	Movies & Entertainment - 2.0%
279,000	The Madison Square Garden Co.*	16,530,750
	Publishing - 1.8%
434,740	News Corp.*	14,172,524
	Restaurants - 1.7%
211,400	Starbucks Corp.	13,844,586
	Total Consumer Discretionary	230,727,960
CONSUMER STAPLES
	Household Products - 2.4%
311,700	Church & Dwight Co. Inc.	19,235,007
	Total Consumer Staples	19,235,007
ENERGY
	Oil & Gas Equipment & Services - 3.4%
85,090	Dril-Quip Inc.*	7,682,776
234,000	Helix Energy Solutions Group Inc.*	5,391,360
196,600	Oceaneering International Inc.	14,194,520
	Total Energy	27,268,656
FINANCIALS
	Property & Casualty Insurance - 2.3%
385,100	The Allstate Corp.	18,531,012
	Specialized REITs - 2.3%
254,800	American Tower Corp.	18,643,716
	Total Financials	37,174,728
HEALTH CARE
	Biotechnology - 3.8%
220,600	Celgene Corp.*	25,790,346
218,500	Incyte Corp.*	4,807,000
	Health Care Distributors - 2.5%
424,900	Cardinal Health Inc.	20,055,280
	Health Care Services - 1.9%
328,844	Omnicare Inc.	15,689,147
	Health Care Supplies - 1.2%
504,335	The Spectranetics Corp.*	9,420,978
	Life Sciences Tools & Services - 1.0%
239,300	ICON PLC*	8,478,399
	Total Health Care	84,241,150
INDUSTRIALS
	Building Products - 2.8%
365,481	Fortune Brands Home & Security Inc.	14,158,734
133,400	Lennox International Inc.	8,609,636
	Construction & Engineering - 2.2%
406,600	MasTec Inc.*	13,377,140
361,000	Pike Electric Corp.	4,440,300
	Construction & Farm Machinery & Heavy Trucks - 5.5%
1,864,208	Wabash National Corp.*	18,977,637
474,600	Wabtec Corp.	25,357,878
	Electrical Components & Equipment - 2.5%
307,800	Eaton Corp. PLC	20,256,318
	Marine - 1.4%
138,400	Kirby Corp.*	11,008,336
	Research & Consulting Services - 2.3%
307,085	Verisk Analytics Inc.*	18,332,974
	Trading Companies & Distributors - 3.5%
602,500	Air Lease Corp.	16,622,975
239,590	United Rentals Inc.*	11,957,937
	Trucking - 2.5%
401,400	Hertz Global Holdings Inc.*	9,954,720
368,945	Roadrunner Transportation Systems Inc.*	10,271,429
	Total Industrials	183,326,014
INFORMATION TECHNOLOGY
	Application Software - 2.0%
453,300	Informatica Corp.*	15,856,434
	Communications Equipment - 3.7%
1,086,900	Cisco Systems Inc.	26,422,539
75,200	Plantronics Inc.	3,302,784
	Computer Storage & Peripherals - 1.5%
316,303	Synaptics Inc.*	12,196,644
	Data Processing & Outsourced Services - 5.6%
924,000	Vantiv Inc.*	25,502,400
110,000	Visa Inc.	20,102,500
	Electronic Manufacturing Services - 0.3%
141,500	Uni-Pixel Inc.*	2,081,465
	Internet Software & Services - 5.2%
450,300	Blucora Inc.*	8,348,562
346,300	eBay Inc.*	17,910,636
18,315	Google Inc.*	16,123,976
	IT Consulting & Other Services - 1.0%
351,700	Unisys Corp.*	7,762,019
	Semiconductors - 5.1%
1,886,840	Integrated Device Technology Inc.*	14,981,510
2,176,600	ON Semiconductor Corp.*	17,586,928
221,800	Xilinx Inc	8,785,498
	Total Information Technology	196,963,895
MATERIALS
	Construction Materials - 0.9%
153,200	Vulcan Materials Co.	7,416,412
	Total Materials	7,416,412
	Total common stocks (cost $682,680,713)	786,353,822
Short-Term Investment - 2.9%(a)
	Commercial Paper - 2.9%
$23,085,000	Prudential Funding LLC, due 7/01/13, discount of 0.07%	23,085,000
	Total short-term investment (cost $23,085,000)	23,085,000
	Total investments - 100.3% (cost $705,765,713)	809,438,822
	Liabilities, less cash and receivables - (0.3%)(a)	(2,136,525)
	TOTAL NET ASSETS - 100.00%	$807,302,297

(a)	Percentages for the various classifications relate to net assets.
*	Non-dividend paying security.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$705,765,713
Gross unrealized appreciation	$110,489,205
Gross unrealized depreciation	(6,816,096)
Net unrealized appreciation	$103,673,109

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULD OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$786,353,822
Level 2 – Short-Term Commercial Paper	23,085,000
Level 3 –	—
Total	$809,438,822

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Brandywine Fund, Inc.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date    August 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date    August 7, 2013

By (Signature and Title)      /s/J. Gordon Kaiser
J. Gordon Kaiser, Treasurer

Date    August 7, 2013